REVENUE	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
REVENUE	REVENUE
The following table disaggregates revenues by our operating segments:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2024	2023	2024	2023
Utilities	$2,014	$1,899	$4,092	$3,770
Midstream	1,100	1,048	2,215	2,102
Transport	1,251	886	2,512	1,767
Data	773	423	1,506	835
Total	$5,138	$4,256	$10,325	$8,474
Substantially all of our partnership’s revenues are recognized over time as services are rendered.
The following table disaggregates revenues by geographical region:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2024	2023	2024	2023
U.S.	$1,307	$1,013	$2,501	$2,056
Canada	1,182	1,142	2,360	2,291
U.K.	614	519	1,225	1,083
India	483	454	1,088	902
Brazil	352	388	719	730
Colombia	291	238	578	466
France	186	59	382	132
Australia	141	172	303	336
Switzerland	81	—	151	—
Spain	73	68	161	150
Singapore	91	29	144	29
Denmark	54	29	102	39
Peru	36	35	80	70
China	21	—	65	—
New Zealand	31	33	66	62
Other	195	77	$400	128
Total	$5,138	$4,256	$10,325	$8,474
Brookfield Infrastructure’s customer base is comprised predominantly of investment grade companies. Our revenues are well diversified by region and counterparty. For the three and six-month periods ended June 30, 2024, no customer made up greater than 10% of our partnership’s consolidated revenues. For the three and six-month periods ended June 30, 2023, no customer made up greater than 10% of our partnership’s consolidated revenues. Our partnership has completed a review of the credit risk of key counterparties. Based on their liquidity position, business performance, and aging of our accounts receivable, we do not have any significant changes in expected credit losses at this time. Our partnership continues to monitor the credit risk of our counterparties in light of the current economic environment.